Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 08, 2017	Nov. 15, 2017	Oct. 28, 2015	Oct. 31, 2017	Dec. 31, 2016
Litigation escrow deposit					$ 300
Equity Incentive Plan [Member]
Restricted shares of common stock issued			33,222
Subsequent Event [Member]
Litigation escrow deposit				$ 300
Amount paid to charterer from litigation escrow desposit				$ 150
Subsequent Event [Member] | Private Placement [Member]
Shares of common stock issued	2,400,000
Price per share of common stock	$ 2.00
Gross proceeds from issuance of common stock	$ 4,800
Subsequent Event [Member] | Equity Incentive Plan [Member]
Restricted shares of common stock issued		200,000